Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the financial statements in this report:

	December 31, 2023	December 31, 2024	December 31, 2025
Year-end spot rate	SGD1.00 = RM3.4819	SGD1.00 = RM3.2862	SGD1.00 = RM3.1596
Average rate	SGD1.00 = RM3.40002	SGD1.00 = RM3.4112	SGD1.00 = RM3.2661

Year-end spot rate	SGD1.00 = USD0.7580	SGD1.00 = USD0.7320	SGD1.00 = USD0.7727
Average rate	SGD1.00 = USD0.7447	SGD1.00 = USD0.7482	SGD1.00 = USD0.7627

Year-end spot rate	-	-	SGD1.00 = PHP45.8484
Average rate	-	-	SGD1.00 = PHP44.0038

Schedule of Property and Equipment Estimated Useful Lives	The estimated useful lives are as follows:
Expected useful lives
Leasehold improvements	lesser of lease term or expected useful life
Office furniture and fittings	3-5 years
Office equipment	3-5 years
Computers	3 years

Schedule of Estimated Useful Life	Intangible assets that have determinable lives continue to be amortized over their estimated useful lives as follows:
Software and research and development costs	5 years
Customer relationships	5 years

Schedule of Segment Reporting Information

Information reported internally for performance assessment as follows:

	Brokerage, emerging and another related service	Estate management services and other related services	Digital marketing services	Total	Total
	S$	S$	S$	S$	US$
Revenue – external parties	5,932,068	5,985,890	323,525	12,241,483	9,519,777
Revenue – related parties	-	-	-	-	-
Total revenue	5,932,068	5,985,890	323,525	12,241,483	9,519,777

Total cost of revenue	(3,735,307)	(4,312,758)	(284,702)	(8,332,767)	(6,480,106)
Gross profit	2,196,761	1,673,132	38,823	3,908,716	3,039,670

Operating expenses	(11,124,596)	(2,055,572)	(1,432)	(13,181,600)	(10,250,875)

Share-based compensation	(32,477)	-	-	(32,477)	(25,256)
Interest income	2,218	-	-	2,218	1,725
Interest expense	(15,033)	(644)	-	(15,677)	(12,191)
Foreign exchange loss	(21,605)	(98)	-	(21,703)	(16,878)
Government grants	20,447	70,223	-	90,670	70,511
Others	13,652	-	-	13,652	10,617
Other (expense) income, net	(32,798)	69,481	-	36,683	28,528
(Loss) income before income tax expenses	(8,960,632)	(312,960)	37,391	(9,236,201)	(7,182,677)
Segment (loss) income	(8,960,632)	(312,960)	37,391	(9,236,201)	(7,182,677)

Total assets	7,740,669	1,083,826	323,525	9,148,020	7,114,099
Total liabilities	2,754,397	1,814,746	287,723	4,856,866	3,777,016
Net assets (liabilities)	4,986,272	(730,920)	35,802	4,291,154	3,337,083
	Brokerage, emerging and another related service	Estate management services and other related services	Total	Total
	S$	S$	S$	US$
Revenue – external parties	6,696,107	4,182,808	10,878,915	7,962,901
Revenue – related parties	7,120	-	7,120	5,212
Total revenue	6,703,227	4,182,808	10,886,035	7,968,113

Total cost of revenue	(3,663,750)	(2,816,096)	(6,479,846)	(4,742,970)
Gross profit	3,039,477	1,366,712	4,406,189	3,225,143

Operating expenses	(6,823,320)	(1,965,639)	(8,788,959)	(6,433,143)

Share-based compensation	(93,389)	-	(93,389)	(68,357)
Interest income	76,054	-	76,054	55,668
Interest expense	(36,818)	(1,700)	(38,518)	(28,194)
Foreign exchange loss	(43,923)	(250)	(44,173)	(32,333)
Government grants	53,987	14,127	68,114	49,857
Other income, net	41,880	10,528	52,408	38,361
Loss before income tax expenses	(3,786,050)	(576,224)	(4,362,274)	(3,192,998)
Segment loss	(3,786,050)	(576,224)	(4,362,274)	(3,192,998)

Total assets	10,083,418	711,804	10,795,222	7,901,642
Total liabilities	3,444,467	1,051,416	4,495,883	3,290,796
Net assets (liabilities)	6,638,951	(339,612)	6,299,339	4,610,846
	Brokerage, emerging and another related service	Estate management services and other related services	Total	Total
	S$	S$	S$	US$
Revenue – external parties	3,635,439	846,726	4,482,165	3,397,380
Revenue – related parties	522,328	-	522,328	395,913
Total revenue	4,157,767	846,726	5,004,493	3,793,293

Total cost of revenue	(2,702,259)	(582,582)	(3,284,841)	(2,489,836)
Gross profit	1,455,508	264,144	1,719,652	1,303,457

Operating expenses	(6,692,028)	(370,555)	(7,062,583)	(5,353,281)

Share-based compensation	(537,756)	-	(537,756)	(407,607)
Interest income	106,023	-	106,023	80,363
Interest expense	(29,431)	(2,265)	(31,696)	(24,025)
Foreign exchange gain	264,367	-	264,367	200,384
Government grants	25,769	-	25,769	19,532
Other expense, net	(171,028)	(2,265)	(173,293)	(131,353)
Loss before income tax expenses	(5,407,548)	(108,676)	(5,516,224)	(4,181,177)
Segment loss	(5,407,548)	(108,676)	(5,516,224)	(4,181,177)

Total assets	9,436,152	865,788	10,301,940	7,808,643
Total liabilities	5,670,189	629,176	6,299,365	4,774,779
Net assets	3,765,963	236,612	4,002,575	3,033,864